Impairment Charges on Financial Assets (Tables)	12 Months Ended
Mar. 31, 2024
Text Block1 [Abstract]
Summary of Impairment Charges on Financial Assets
Impairment charges (reversals) on financial assets for the fiscal years ended March 31, 2024, 2023 and 2022 consisted of the following:

	For the fiscal year ended March 31,
	2024	2023	2022

	(In millions)
Loans and advances	¥222,894	¥138,176	¥269,060
Loan commitments	(13,875)	8,016	9,555
Financial guarantees	(3,923)	2,272	1,363

Total impairment charges on financial assets	¥205,096	¥148,464	¥279,978